UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INVESTMENT TRUST - USAA GROWTH AND TAX STRATEGY FUND - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2004


[LOGO OF USAA]
   USAA(R)

                        USAA GROWTH and
                                 TAX STRATEGY Fund

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                    A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    MAY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                  2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                  5

FINANCIAL INFORMATION

   Distributions to Shareholders                                           13

   Report of Independent Registered Public Accounting Firm                 14

   Portfolio of Investments                                                15

   Notes to Portfolio of Investments                                       23

   Financial Statements                                                    25

   Notes to Financial Statements                                           28

DIRECTORS' AND OFFICERS' INFORMATION                                       41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                       FIRST-QUARTER EARNINGS WERE STRONG . . .
[PHOTO OF CHRISTOPHER W. CLAUS]             SECOND-QUARTER EARNINGS SHOULD
                                                  CONTINUE TO IMPRESS.

                                                         "

--------------------------------------------------------------------------------

                 As I write to you in early June, the U.S. economy continues to improve. The country has seen job growth for nine consecutive months, including 248,000 new jobs created in May. The gross domestic product (GDP) is also growing at a healthy pace - up 3.9% during the first quarter - and I expect the economy to be reasonably strong throughout 2004. First-quarter earnings were strong, exceeding expectations by a record number. Second-quarter earnings should continue to impress.

                 Despite the good news, the financial markets have been volatile and nervous. The primary concerns are the price of oil, Iraq, the pending presidential election, inflation, and rising interest rates. In the case of oil, demand is outstripping supply, with buyers now paying a "terrorist premium." A disruption in oil production would make oil prices spike, and if oil costs more than $40 a barrel, the price increase could wipe out about one-half percent of world GDP.

                 Iraq is likely to remain a difficult situation for years to come as democracy in the Middle East strives to take root. And while markets tend to perform fairly well during presidential elections - perhaps an expression of voters' optimism - no one knows quite what to expect this time around. On the inflation front, our expectation is that inflation will remain moderate and under control, even though the price of oil and some foods may rise. The Federal Reserve Board (the Fed) is expected to raise short-term interest rates, but we believe any rate increases in the near future

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 will occur at a "measured pace." If inflation does rise above the level expected, the Fed is likely to move more quickly and aggressively in an effort to combat long-term inflation.

                 Going forward, we expect stock prices to end the year higher than they are now. Short-term interest rates should rise, making money market funds a more attractive choice for people holding cash. Longer-term investors will feel the initial pinch of rate increases, but should be rewarded in time with the potential for higher yields and the compounding of interest payments.

                 Regardless of what occurs in the coming months, we remain committed to helping you achieve your investment goals. Our market-tested portfolio management team will continue to provide you with a range of resources, including quality service and no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans.

                 On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

                                  5/31/04                           5/31/03
Net Assets                     $186.8 Million                    $186.9 Million
Net Asset Value Per Share          $14.61                            $13.99

        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 5/31/04

1 YEAR               5 YEARS               10 YEARS               30-DAY SEC YIELD
6.96%                 0.21%                  6.30%                      2.24%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   RUSSELL 1000                                     LIPPER             LEHMAN BROTHERS      USAA GROWTH
                      GROWTH            LIPPER BALANCED         BALANCED FUNDS            MUNICIPAL       AND TAX STRATEGY
                      INDEX               FUNDS INDEX               AVERAGE               BOND INDEX            FUND
 5/31/1994          $10000.00              $10000.00              $10000.00               $10000.00           $10000.00
 6/30/1994            9704.18                9826.40                9822.74                 9938.84             9967.53
 7/31/1994           10035.63               10048.33               10041.32                10121.16            10139.53
 8/31/1994           10594.33               10299.75               10297.76                10156.24            10344.28
 9/30/1994           10451.12               10113.99               10101.33                10007.25            10196.78
10/31/1994           10696.52               10145.45               10166.58                 9829.56            10130.62
11/30/1994           10353.64                9908.91                9920.77                 9651.58             9881.00
12/31/1994           10527.09               10004.15               10007.49                 9864.05             9957.24
 1/31/1995           10752.32               10128.50               10145.33                10146.09            10179.65
 2/28/1995           11202.77               10423.69               10458.99                10441.17            10461.94
 3/31/1995           11529.52               10608.03               10647.31                10561.17            10658.86
 4/30/1995           11781.63               10806.98               10854.70                10573.64            10814.34
 5/31/1995           12191.75               11152.85               11227.51                10911.04            11073.47
 6/30/1995           12662.32               11350.50               11440.12                10815.67            11073.11
 7/31/1995           13188.53               11590.46               11714.63                10918.00            11250.36
 8/31/1995           13202.93               11680.90               11803.83                11056.55            11372.83
 9/30/1995           13811.52               11959.87               12083.21                11126.41            11609.76
10/31/1995           13821.09               11929.56               12059.97                11288.15            11565.62
11/30/1995           14358.27               12300.31               12439.60                11475.70            11962.91
12/31/1995           14440.59               12493.91               12614.84                11585.84            12217.80
 1/31/1996           14923.62               12719.44               12852.86                11673.38            12405.08
 2/29/1996           15196.56               12725.57               12896.28                11594.54            12458.59
 3/31/1996           15216.06               12773.57               12940.19                11446.42            12565.38
 4/30/1996           15616.40               12858.12               13060.03                11413.96            12565.38
 5/31/1996           16162.07               12989.89               13236.66                11409.61            12691.30
 6/30/1996           16184.02               13032.73               13252.65                11533.96            12781.91
 7/31/1996           15235.80               12697.33               12862.99                11638.31            12610.21
 8/31/1996           15629.05               12897.83               13105.14                11635.70            12731.29
 9/30/1996           16767.13               13376.24               13608.91                11798.31            13075.88
10/31/1996           16868.16               13659.25               13860.09                11931.65            13263.89
11/30/1996           18134.65               14295.83               14498.02                12150.21            13705.70
12/31/1996           17779.61               14124.61               14337.27                12098.90            13576.62
 1/31/1997           19026.63               14561.40               14787.06                12121.80            13851.76
 2/28/1997           18897.80               14615.44               14783.05                12233.11            13956.12
 3/31/1997           17875.13               14190.65               14341.37                12069.92            13642.09
 4/30/1997           19062.10               14617.25               14771.65                12171.08            13919.72
 5/31/1997           20437.73               15215.83               15436.85                12354.27            14494.12
 6/30/1997           21255.67               15720.21               15913.84                12485.87            14790.90
 7/31/1997           23135.56               16615.63               16847.21                12831.68            15355.33
 8/31/1997           21781.43               16088.94               16374.39                12711.38            15008.60
 9/30/1997           22853.28               16730.24               17033.82                12862.11            15445.03
10/31/1997           22008.60               16425.60               16754.77                12945.01            15395.11
11/30/1997           22943.41               16727.32               17050.60                13021.25            15594.79
12/31/1997           23200.43               16991.58               17310.94                13211.11            15770.68
 1/31/1998           23894.18               17112.33               17414.77                13347.35            15882.53
 2/28/1998           25691.54               17791.73               18165.16                13351.40            16370.60
 3/31/1998           26715.72               18335.76               18710.96                13363.29            16817.85
 4/30/1998           27085.42               18464.19               18852.47                13303.00            16787.12
 5/31/1998           26316.84               18277.51               18635.66                13513.44            16705.18
 6/30/1998           27928.64               18614.55               18944.03                13566.77            16858.97
 7/31/1998           27743.77               18396.49               18704.03                13600.69            16624.88
 8/31/1998           23580.10               16811.61               16988.42                13810.84            15592.99
 9/30/1998           25391.46               17537.22               17745.66                13983.02            16206.39
10/31/1998           27432.21               18193.32               18529.53                13982.73            16542.71
11/30/1998           29518.84               18859.25               19266.98                14031.71            17141.78
12/31/1998           32180.55               19555.01               19998.34                14067.08            17595.83
 1/31/1999           34070.13               19867.71               20392.53                14234.33            18150.46
 2/28/1999           32513.70               19390.16               19837.15                14172.30            17769.83
 3/31/1999           34226.07               19868.78               20338.09                14191.72            18290.93
 4/30/1999           34269.83               20519.58               20921.75                14227.08            18564.42
 5/31/1999           33216.63               20203.18               20609.95                14144.76            18225.29
 6/30/1999           35543.28               20761.76               21247.92                13941.27            18741.98
 7/31/1999           34413.67               20373.46               20822.92                13992.00            18503.58
 8/31/1999           34975.97               20159.70               20582.63                13879.82            18360.39
 9/30/1999           34241.23               19901.40               20316.22                13885.62            18095.73
10/31/1999           36827.05               20477.64               20938.62                13735.18            18739.24
11/30/1999           38814.01               20697.97               21232.93                13881.27            18894.57
12/31/1999           42850.97               21310.41               21961.87                13777.79            19227.10
 1/31/2000           40841.75               20775.04               21365.58                13717.79            18847.25
 2/29/2000           42838.33               20725.00               21457.12                13877.21            19115.38
 3/31/2000           45904.52               21945.27               22682.49                14180.41            20388.63
 4/30/2000           43720.17               21543.10               22219.14                14096.64            19905.06
 5/31/2000           41518.59               21340.40               21921.21                14023.30            19432.73
 6/30/2000           44665.20               21681.01               22389.91                14394.91            19871.55
 7/31/2000           42803.21               21621.93               22311.07                14595.21            19724.36
 8/31/2000           46678.77               22587.05               23395.51                14820.14            20403.72
 9/30/2000           42263.20               22111.71               22821.22                14743.04            19373.91
10/31/2000           40263.40               22092.14               22724.78                14903.91            19567.76
11/30/2000           34328.30               21290.21               21772.04                15016.67            18963.40
12/31/2000           33242.09               21819.37               22326.16                15387.69            19099.66
 1/31/2001           35538.65               22282.45               22880.67                15540.16            19271.94
 2/28/2001           29505.19               21417.51               21830.14                15589.44            18341.65
 3/31/2001           26294.50               20725.86               21040.79                15729.15            17652.63
 4/30/2001           29620.04               21595.67               21983.65                15558.71            18277.71
 5/31/2001           29184.13               21788.02               22164.71                15726.25            18370.31
 6/30/2001           28508.25               21454.18               21849.41                15831.47            18150.83
 7/31/2001           27795.77               21438.65               21801.06                16065.97            18267.48
 8/31/2001           25522.78               20828.53               21100.04                16330.62            17555.91
 9/30/2001           22974.55               19827.60               19927.65                16275.83            16660.01
10/31/2001           24179.90               20159.44               20365.36                16469.75            17012.98
11/30/2001           26502.76               20962.05               21227.95                16330.91            17683.61
12/31/2001           26452.95               21113.23               21368.27                16176.41            17512.47
 1/31/2002           25985.63               20928.05               21145.17                16457.00            17571.75
 2/28/2002           24907.24               20785.85               20894.26                16655.27            17346.47
 3/31/2002           25768.73               21240.33               21368.94                16328.88            17619.76
 4/30/2002           23665.61               20730.61               20840.35                16648.02            17011.36
 5/31/2002           23093.07               20720.94               20731.44                16749.18            16975.57
 6/30/2002           20956.86               19836.96               19758.43                16926.29            16248.50
 7/31/2002           19804.75               18820.25               18782.86                17143.98            15996.12
 8/31/2002           19863.95               19013.34               18982.81                17350.07            16140.33
 9/30/2002           17803.49               17878.17               17852.05                17730.08            15639.16
10/31/2002           19436.63               18623.40               18546.76                17436.16            16111.24
11/30/2002           20492.33               19378.93               19262.01                17363.69            16304.91
12/31/2002           19076.79               18856.56               18715.01                17730.08            16055.18
 1/31/2003           18613.90               18574.09               18442.44                17685.15            15822.85
 2/28/2003           18528.42               18434.80               18314.41                17932.40            15896.22
 3/31/2003           18873.26               18510.03               18399.06                17943.13            16152.25
 4/30/2003           20268.69               19511.71               19386.67                18061.68            16730.88
 5/31/2003           21280.39               20374.69               20291.40                18484.59            17223.32
 6/30/2003           21573.41               20529.19               20446.81                18406.04            17309.01
 7/31/2003           22110.23               20576.76               20478.12                17761.96            17098.53
 8/31/2003           22660.14               20924.14               20845.47                17894.43            17271.87
 9/30/2003           22417.55               20950.69               20838.13                18420.53            17482.35
10/31/2003           23676.69               21641.90               21516.00                18327.78            17843.71
11/30/2003           23924.58               21833.51               21719.32                18518.80            17993.24
12/31/2003           24751.97               22615.83               22452.57                18672.13            18488.29
 1/31/2004           25257.46               22953.53               22775.86                18779.09            18651.24
 2/29/2004           25417.93               23266.37               23069.63                19061.71            18839.25
 3/31/2004           24946.42               23155.38               22957.62                18995.33            18649.04
 4/30/2004           24656.42               22668.76               22426.86                18545.46            18283.37
 5/31/2004           25115.98               22768.84               22540.73                18478.22            18422.06

                                    [END CHART]

                 DATA FROM 5/31/94 THROUGH 5/31/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

                 o The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Balanced Funds Index, which tracks the total
                   return performance of the 30 largest funds within the Lipper Balanced Funds category.

                 o The Lipper Balanced Funds Average, an average performance level of all balanced funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lehman Brothers Municipal Bond Index, an unmanaged
                   benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

CLIFFORD A. GLADSON, CFA                          SETH A. REICHER, CFA
  USAA Investment Management Company                RCM Capital Management LLC
  (Tax-Exempt Bonds)                                (Blue Chip Stocks)

                                                  JOANNE L. HOWARD, CFA
                                                    RCM Capital Management LLC
                                                    (Blue Chip Stocks)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Growth and Tax Strategy Fund had a total return of 6.96% for the year ended May 31, 2004. This compares to a return of 10.91% for the Lipper Balanced Funds Average, 11.75% for the Lipper Balanced Funds Index, 18.02% for the Russell 1000 Growth Index, and -0.03% for the Lehman Brothers Municipal Bond Index for the period.

WHY DID THE FUND'S RETURN TRAIL THAT OF OTHER BALANCED FUNDS?

                 The structure of your Fund is unique. It was the first fund to combine tax-exempt securities with common stocks in a balanced format. Under IRS code, the Fund must have at least 50% of its assets invested in tax-exempt securities at the end of each fiscal quarter in order to pass tax-exempt income to its shareholders. Therefore, instead of the 60% common stocks/40% bonds investment mix normally associated with balanced funds, we target a common stock allocation of 41% to 49%. In a period when stocks outperform bonds, it is normal for the Fund to underperform traditional balanced funds.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW DID THE FUND'S TAX-EXEMPT MUNICIPAL BOND PORTION PERFORM?

                 The yield on the Bond Buyer 40-Bond Index, the industry standard for long-term investment-grade municipal bonds, rose from 4.83% to 5.21% over the course of the reporting year. This rise in rates was much less than that experienced by U.S. Treasuries with similar maturities. The Fund's municipal bonds performed well, providing a positive total return in spite of rising interest rates. They also benefited from an improvement in general economic conditions, which helped raise the credit standing of a number of bonds in the portfolio.

                 Looking ahead, we expect the Federal Reserve Board to increase short-term rates as economic conditions improve. In this environment, we continue to focus on 15- to 20-year maturity investment-grade municipal bonds, investing when market conditions warrant.

HOW WOULD YOU CHARACTERIZE THE STOCK MARKET ENVIRONMENT?

                 For most of the reporting period, lower-quality and higher-risk stocks led the market higher. This persisted into late-winter 2003, when investors began to face the reality of a slower economy and higher interest rates. The realization that the period of easy earnings growth was over cast a light on the valuation spread between lower-quality and higher-quality stocks, and led to a shift in market leadership. After having lagged its benchmark Russell 1000 Growth Index during the period of lower-quality leadership, the equity portion of the Fund rallied strongly versus the index in the final three months of the reporting year.

                 THE BOND BUYER 40-BOND INDEX IS REPRESENTATIVE OF YIELDS OF 40 LARGE ONE-YEAR, TAX-EXEMPT NOTES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IMPACT DID SECTOR POSITIONING HAVE ON THE EQUITY PORTION'S PERFORMANCE?

                 We benefited from good stock selection in the Internet and biotechnology sectors, led by our holdings in Yahoo!, Inc. and Genentech, Inc., respectively. In software, our overweight position detracted from performance, but our stock selection was solid. Overall, our semiconductor allocation hurt performance, primarily because we didn't own the lower-quality stocks that recorded strong gains in the first half of the year.

                 The fact that we were significantly overweight in the large pharmaceutical companies detracted from performance - Wyeth* and Merck in particular showed negative results. We have since sold these stocks and have reduced our sector position to modestly overweight. Pfizer, Inc., the Fund's largest position, is delivering in terms of earnings and has low exposure to generic competition.

WHAT'S YOUR MARKET OUTLOOK, AND HOW IS THE FUND POSITIONED MOVING FORWARD?

                 We believe it's now clear that we're transitioning from a consumer-led recovery to a business-led recovery. We expect earnings growth will slow in 2005, putting a premium on companies that can deliver strong earnings. As such, we have therefore adjusted the portfolio's earnings growth characteristics. In late-2003, the stocks we owned had roughly the same earnings growth rate as those in the benchmark Russell 1000 Growth Index; now, our stocks' earnings have an expected long-term growth rate of 16.3%, while those of the index have a growth rate of 14.6%. In conjunction, we increased the Fund's economic sensitivity over the reporting year without getting too aggressive. This can be seen in our move from underweight to almost-market weight in technology, and a reduction in our exposure to consumer staples.

                 We thank you for your continued investment in this innovative Fund.

                 * WYETH WAS SOLD OUT OF THE PORTFOLIO AFTER MAY 31, 2004.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                              TAX-EXEMPT SECURITIES
                                 TOP 5 HOLDINGS
                                (% OF NET ASSETS)

Wisconsin - Univ. of Wisconsin Hospitals and Clinics Auth. RB, Series 2000  3.5%

Connecticut - Mashantucket (Western) Pequot Tribe RB, Series 1997B          3.3%

Texas - Lewisville RB, Series 1998B                                         3.1%

Texas - Northwest ISD GO, Series 1997                                       2.9%

Georgia - Atlanta Airport RB, Series 2000A                                  2.7%

              TOP 10 INDUSTRIES
              (% OF NET ASSETS)

Hospital                                9.5%

General Obligation Bonds                8.6%

Water/Sewer Utility                     6.5%

Pharmaceuticals                         6.0%

Special Assessment/Tax/Fee Bonds        6.0%

Systems Software                        4.4%

Industrial Conglomerates                4.0%

Casinos & Gaming                        3.8%

Education                               3.8%

Electric/Gas Utility                    3.2%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-22.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

         TOP 5 EQUITY HOLDINGS
            (% OF NET ASSETS)

Pfizer, Inc.                            3.5%

General Electric Co.                    2.0%

Microsoft Corp.                         1.8%

Cisco Systems, Inc.                     1.7%

Intel Corp.                             1.6%

              ASSET ALLOCATION
                  5/31/04

      [PIE CHART OF ASSET ALLOCATION]

Tax-Exempt Bonds                       52.2%
Blue Chip Stocks                       48.4%
Tax-Exempt Money Market Instruments     0.4%

                [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-22.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS (unaudited)

USAA GROWTH AND TAX STRATEGY FUND

                 The following federal tax information related to the Fund's fiscal year ended May 31, 2004, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2005.

                 100% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

                 The Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $115,000, as a distribution for tax purposes.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

         USAA GROWTH AND TAX STRATEGY FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Growth and Tax Strategy Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Growth and Tax Strategy Fund as of May 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 9, 2004

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                   MARKET
   AMOUNT                                                      COUPON                        VALUE
    (000)    SECURITY                                            RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (52.6%)

             TAX-EXEMPT BONDS (52.2%)

             ARIZONA (1.7%)
  $ 3,000    Maricopa County School District GO (INS)            5.00%     7/01/2017      $  3,191

             ARKANSAS (1.4%)
    2,500    Conway Health Facilities Board Hospital RB,
               Series 1999A                                      6.40      8/01/2029         2,594

             CALIFORNIA (2.7%)
    5,000    Sacramento Municipal Utility District RB,
               Series 2003R (INS)                                5.00      8/15/2028         4,955

             CONNECTICUT (3.3%)
    6,000    Mashantucket (Western) Pequot Tribe RB,
               Series 1997B(b)                                   5.75      9/01/2027         6,074

             FLORIDA (0.6%)
    1,200    City of Port St. Lucie Utility System RB,
               Series 2003 (INS)                                 4.50      9/01/2028         1,084

             GEORGIA (2.7%)
    4,500    Atlanta Airport RB, Series 2000A (INS)              5.60      1/01/2030         5,063

             HAWAII (1.1%)
    2,000     State GO, Series 2003DA (INS)                      5.25      9/01/2019         2,109

             ILLINOIS (1.9%)
    5,500    Health Facilities Auth. RB,
               Series 1996 (Mercy Hospital)                      6.38      1/01/2015         3,549

             LOUISIANA (1.5%)
    2,500    Local Government Environmental Facilities
               and Community Development Auth. RB,
               Series 2000 (INS)                                 6.55      9/01/2025         2,806

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                   MARKET
   AMOUNT                                                      COUPON                        VALUE
    (000)    SECURITY                                            RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------
             MAINE (1.7%)
  $ 3,000    Health and Higher Educational Facilities
               Auth. RB, Series 2000C (INS)                      5.75%     7/01/2030      $  3,206

             MASSACHUSETTS (1.7%)
    3,000    Massachusetts Bay Transportation Auth. RB,
               Series 2004B                                      5.25      7/01/2023         3,197

             MICHIGAN (4.6%)
    4,000    Detroit Sewage Disposal RB,
               Series 1999A (INS)(d)                             5.75      7/01/2026         4,531
    4,000    Hospital Finance Auth. RB, Series 1996              6.25     10/01/2027         4,005

             MONTANA (0.5%)
    1,000    Facility Finance Auth. RB, Series 2002
               (Providence Services) (INS)                       4.75     12/01/2021           985

             NEW JERSEY (0.5%)
    1,000    Middlesex County Improvement Auth. RB,
               Series 2004A                                      5.00      8/15/2023           982

             NEW YORK (6.4%)
    1,000    Dormitory Auth. RB, Series 1999A
               (Upstate Community Colleges)                      5.00      7/01/2019         1,012
    4,000    Metropolitan Transportation Auth. RB,
               Series 2000A                                      6.00      4/01/2030         4,564
    2,690    New York City GO, Series 2000A(d)                   6.00      5/15/2020         2,911
    2,000    Urban Development Corp. RB, Series 2002C-1          5.00      3/15/2024         2,005
    1,500    Urban Development Corp. RB, Series 2002C-1          5.00      3/15/2025         1,491

             OHIO (2.5%)
    1,000    Municipal Electric Generation Agency RB,
               Joint Venture 5 (INS)                             5.00      2/15/2023         1,007
    3,470    State University General Receipt Bonds,
               Series 2003B                                      5.25      6/01/2017         3,684

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                   MARKET
   AMOUNT                                                      COUPON                        VALUE
    (000)    SECURITY                                            RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------

             RHODE ISLAND (0.1%)
$     205    Housing and Mortgage Finance Corp. SFH RB,
               Series 15-A                                       6.85%    10/01/2024      $    209

             TEXAS (13.0%)
    3,410    Fort Worth Higher Education Finance Corp. RB,
               Series 1997A                                      6.00     10/01/2016         3,333
    4,000    Houston Utility Systems RB,
               Series 2004A (INS)(c)                             5.13      5/15/2028         4,008
    5,675    Lewisville RB, Series 1998B (INS)                   5.80      9/01/2025         5,804
   30,270    Northwest ISD GO, Series 1997
               (NBGA - Texas Permanent School Fund)              6.38(a)   8/15/2032         5,395
    2,000    Pflugerville GO, Series 2003A (INS)                 5.00      8/01/2028         1,965
    3,420    San Antonio Water System RB,
               Series 2002A (INS)                                5.50      5/15/2018         3,680

             WASHINGTON (0.5%)
    1,000    Vancouver Downtown Redevelopment Auth. RB,
               Series 2003A (INS)                                5.00      1/01/2023           940

             WISCONSIN (3.8%)
      500    Muskego Norway School District GO (INS)             5.00      4/01/2022           506
    6,030    Univ. of Wisconsin Hospitals and Clinics
               Auth. RB, Series 2000 (INS)                       6.13      4/01/2021         6,597
                                                                                          --------
             Total tax-exempt bonds (cost: $95,245)                                         97,442
                                                                                          --------

   NUMBER
OF SHARES
---------
             TAX-EXEMPT MONEY MARKET INSTRUMENT (0.4%)

             MONEY MARKET FUND

  774,573    SSgA Tax Free Money Market Fund (cost: $774)        0.47(e)                       774
                                                                                          --------
             Total tax-exempt securities (cost: $96,019)                                    98,216
                                                                                          --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

                                                                                            MARKET
   NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             BLUE CHIP STOCKS (48.4%)

             AEROSPACE & DEFENSE (0.3%)
    7,500    United Technologies Corp.                                                    $    635
                                                                                          --------
             AIR FREIGHT & LOGISTICS (0.8%)
   19,475    United Parcel Service, Inc. "B"                                                 1,397
                                                                                          --------
             APPAREL, ACCESSORIES, & LUXURY GOODS (0.3%)
   11,275    Coach, Inc.*                                                                      492
                                                                                          --------
             APPLICATION SOFTWARE (0.6%)
   25,450    SAP AG ADR (Germany)                                                            1,028
                                                                                          --------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   13,700    Franklin Resources, Inc.                                                          689
                                                                                          --------
             BIOTECHNOLOGY (2.8%)
   22,650    Amgen, Inc.*                                                                    1,239
   18,825    Biogen Idec, Inc.*                                                              1,170
   24,200    Genentech, Inc.*                                                                1,447
   20,025    Gilead Sciences, Inc.*                                                          1,311
                                                                                          --------
                                                                                             5,167
                                                                                          --------
             CASINOS & GAMING (0.5%)
   24,225    International Game Technology, Inc.                                               952
                                                                                          --------
             COMMUNICATIONS EQUIPMENT (1.9%)
  143,000    Cisco Systems, Inc.*                                                            3,167
   36,800    Corning, Inc.*                                                                    456
                                                                                          --------
                                                                                             3,623
                                                                                          --------
             COMPUTER HARDWARE (1.0%)
   50,700    Dell, Inc.*                                                                     1,784
                                                                                          --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
   16,825    Automatic Data Processing, Inc.                                                   747
                                                                                          --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

                                                                                            MARKET
   NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             DIVERSIFIED COMMERCIAL SERVICES (0.7%)
    8,100    Apollo Group, Inc. "A"*                                                      $    760
    9,300    Career Education Corp.*                                                           632
                                                                                          --------
                                                                                             1,392
                                                                                          --------
             DRUG RETAIL (0.8%)
   42,500    Walgreen Co.                                                                    1,488
                                                                                          --------
             FOOD DISTRIBUTORS (0.6%)
   29,600    Sysco Corp.                                                                     1,110
                                                                                          --------
             FOOTWEAR (0.7%)
   19,175    Nike, Inc. "B"                                                                  1,364
                                                                                          --------
             HEALTH CARE EQUIPMENT (2.6%)
   22,600    Boston Scientific Corp.*                                                        1,001
   37,350    Medtronic, Inc.                                                                 1,789
   17,425    St. Jude Medical, Inc.*                                                         1,329
   13,550    Stryker Corp.                                                                     689
                                                                                          --------
                                                                                             4,808
                                                                                          --------
             HOUSEHOLD PRODUCTS (1.7%)
    8,225    Colgate-Palmolive Corp.                                                           470
   24,250    Procter & Gamble Co.                                                            2,615
                                                                                          --------
                                                                                             3,085
                                                                                          --------
             HYPERMARKETS & SUPER CENTERS (1.4%)
   48,500    Wal-Mart Stores, Inc.                                                           2,703
                                                                                          --------
             INDUSTRIAL CONGLOMERATES (4.0%)
   31,800    3M Co.                                                                          2,689
  121,600    General Electric Co.                                                            3,784
   32,200    Tyco International Ltd.                                                           992
                                                                                          --------
                                                                                             7,465
                                                                                          --------
             INDUSTRIAL MACHINERY (0.7%)
   24,500    Danaher Corp.                                                                   1,152
    3,375    Ingersoll-Rand Co. Ltd. "A"                                                       221
                                                                                          --------
                                                                                             1,373
                                                                                          --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

                                                                                            MARKET
   NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES (1.4%)
   88,000    Yahoo!, Inc.*                                                                $  2,698
                                                                                          --------
             INVESTMENT BANKING & BROKERAGE (1.2%)
   11,675    Goldman Sachs Group, Inc.                                                       1,096
   21,225    Merrill Lynch & Co., Inc.                                                       1,206
                                                                                          --------
                                                                                             2,302
                                                                                          --------
             IT CONSULTING & OTHER SERVICES (0.5%)
   39,400    Accenture Ltd. "A" (Bermuda)*                                                     970
                                                                                          --------
             LIFE & HEALTH INSURANCE (0.4%)
   17,350    AFLAC, Inc.                                                                       704
                                                                                          --------
             MOVIES & ENTERTAINMENT (1.1%)
   29,300    News Corp. Ltd. ADR (Australia) (preferred)                                       998
   29,100    Viacom, Inc. "B"                                                                1,073
                                                                                          --------
                                                                                             2,071
                                                                                          --------
             MULTI-LINE INSURANCE (0.3%)
    7,925    American International Group, Inc.                                                581
                                                                                          --------
             OIL & GAS EQUIPMENT & SERVICES (1.3%)
   13,550    Baker Hughes, Inc.                                                                461
   22,500    BJ Services Co.*                                                                  943
    7,400    Schlumberger Ltd. (Netherlands)                                                   423
   10,075    Smith International, Inc.*                                                        503
                                                                                          --------
                                                                                             2,330
                                                                                          --------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   10,700    Apache Corp.                                                                      432
   21,075    XTO Energy, Inc.                                                                  532
                                                                                          --------
                                                                                               964
                                                                                          --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   18,975    Citigroup, Inc.                                                                   881
                                                                                          --------
             PERSONAL PRODUCTS (0.7%)
   15,550    Avon Products, Inc.                                                             1,379
                                                                                          --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

                                                                                            MARKET
   NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (6.0%)
   16,400    Eli Lilly & Co.                                                              $  1,208
   24,000    Johnson & Johnson, Inc.                                                         1,337
   16,525    Novartis AG (Switzerland)                                                         747
  184,500    Pfizer, Inc.                                                                    6,520
   15,350    Teva Pharmaceutical Industries Ltd. ADR (Israel)                                1,016
   11,950    Wyeth                                                                             430
                                                                                          --------
                                                                                            11,258
                                                                                          --------
             PROPERTY & CASUALTY INSURANCE (0.6%)
   15,850    Safeco Corp.                                                                      665
   11,181    St. Paul Companies, Inc.                                                          443
                                                                                          --------
                                                                                             1,108
                                                                                          --------
             PUBLISHING (0.5%)
   18,825    Tribune Co.                                                                       909
                                                                                          --------
             RESTAURANTS (1.5%)
   41,600    McDonald's Corp.                                                                1,098
   42,500    Starbucks Corp.*                                                                1,727
                                                                                          --------
                                                                                             2,825
                                                                                          --------
             SEMICONDUCTORS (2.3%)
  104,500    Intel Corp.                                                                     2,983
   24,800    Maxim Integrated Products, Inc.                                                 1,261
                                                                                          --------
                                                                                             4,244
                                                                                          --------
             SOFT DRINKS (2.1%)
   35,500    Coca-Cola Co.                                                                   1,823
   39,000    PepsiCo, Inc.                                                                   2,081
                                                                                          --------
                                                                                             3,904
                                                                                          --------
             SYSTEMS SOFTWARE (4.4%)
  129,300    Microsoft Corp.                                                                 3,407
   48,000    Novell, Inc.*                                                                     437
  150,700    Oracle Corp.*                                                                   1,706
   20,375    Red Hat, Inc.*                                                                    557
   21,775    Symantec Corp.*                                                                   998
   42,000    VERITAS Software Corp.*                                                         1,117
                                                                                          --------
                                                                                             8,222
                                                                                          --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

                                                                                            MARKET
   NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE (0.9%)
   16,925    Fannie Mae                                                                   $  1,146
    5,425    Golden West Financial Corp.                                                       590
                                                                                          --------
                                                                                             1,736
                                                                                          --------
             Total blue chip stocks (cost: $69,934)                                         90,388
                                                                                          --------
             TOTAL INVESTMENTS (COST: $165,953)                                           $188,604
                                                                                          ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 2.8% of net assets as of May 31, 2004.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          PORTFOLIO DESCRIPTION ABBREVIATIONS

          GO       General Obligation
          ISD      Independent School District
          RB       Revenue Bond
          SFH      Single-Family Housing

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

          (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.

          (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., ACA Financial Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

          (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

          (c) At May 31, 2004, the cost of securities purchased on a when-issued basis was $3,932,000.

          (d) At May 31, 2004, portions of these securities were segregated to cover when-issued purchases.

          (e) Rate represents the money market fund annualized seven-day yield at May 31, 2004.

            * Non-income-producing security for the year ended May 31, 2004.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

ASSETS
   Investments in securities, at market value (identified cost of $165,953)    $188,604
   Cash                                                                              87
   Receivables:
      Capital shares sold                                                            37
      USAA Transfer Agency Company                                                    1
      Dividends and interest                                                      1,477
      Securities sold                                                             2,418
                                                                               --------
           Total assets                                                         192,624
                                                                               --------
LIABILITIES
   Payables:
      Securities purchased (when-issued $3,932)                                   5,719
      Capital shares redeemed                                                        30
   Accrued management fees                                                           59
   Other accrued expenses and payables                                               57
                                                                               --------
           Total liabilities                                                      5,865
                                                                               --------
                Net assets applicable to capital shares outstanding            $186,759
                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $158,551
   Accumulated undistributed net investment income                                  763
   Accumulated net realized gain on investments                                   4,794
   Net unrealized appreciation of investments                                    22,651
                                                                               --------
                Net assets applicable to capital shares outstanding            $186,759
                                                                               ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                   12,780
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  14.61
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
YEAR ENDED MAY 31, 2004

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $8)                       $   981
   Interest                                                                5,092
                                                                         -------
      Total income                                                         6,073
                                                                         -------
EXPENSES
   Management fees                                                           832
   Administrative and servicing fees                                         284
   Transfer agent's fees                                                     208
   Custody and accounting fees                                                84
   Postage                                                                    17
   Shareholder reporting fees                                                 17
   Trustees' fees                                                              6
   Registration fees                                                          29
   Professional fees                                                          39
   Other                                                                       8
                                                                         -------
      Total expenses                                                       1,524
   Expenses paid indirectly                                                  (20)
                                                                         -------
      Net expenses                                                         1,504
                                                                         -------
NET INVESTMENT INCOME                                                      4,569
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on:
      Investments (unaffiliated transactions)                              6,956
      Investments (affiliated transactions)                                   29
   Change in net unrealized appreciation/depreciation                      1,197
                                                                         -------
      Net realized and unrealized gain                                     8,182
                                                                         -------
   Increase in net assets resulting from operations                      $12,751
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
YEARS ENDED MAY 31,

                                                                                2004          2003
                                                                            ----------------------
FROM OPERATIONS
   Net investment income                                                    $  4,569      $  4,910
   Net realized gain on investments                                            6,985        13,571
   Change in net unrealized appreciation/depreciation of investments           1,197       (16,923)
                                                                            ----------------------
      Increase in net assets resulting from operations                        12,751         1,558
                                                                            ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                      (4,421)       (5,163)
   Net realized gains                                                           (106)         (627)
                                                                            ----------------------
      Distributions to shareholders                                           (4,527)       (5,790)
                                                                            ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                   9,102         6,711
   Shares issued for dividends reinvested                                      4,050         5,175
   Cost of shares redeemed                                                   (21,546)      (25,833)
                                                                            ----------------------
      Decrease in net assets from capital share transactions                  (8,394)      (13,947)
                                                                            ----------------------
   Net decrease in net assets                                                   (170)      (18,179)

NET ASSETS
      Beginning of period                                                    186,929       205,108
                                                                            ----------------------
      End of period                                                         $186,759      $186,929
                                                                            ======================
   Accumulated undistributed net investment income:
      End of period                                                         $    763      $    628
                                                                            ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                   629           502
   Shares issued for dividends reinvested                                        282           390
   Shares redeemed                                                            (1,489)       (1,946)
                                                                            ----------------------
      Decrease in shares outstanding                                            (578)       (1,054)
                                                                            ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund). The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

              A. SECURITY VALUATION - The value of each security is
                 determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Securities trading in various foreign markets may take
                    place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

                    close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 4. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

                 collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

                 net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2004, the cost of outstanding when-issued commitments for the Fund was $3,932,000.

              G. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $20,000.

              H. INDEMNIFICATIONS - Under the Trust's organizational
                 documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

                 involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

              I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

         fees are allocated among the funds based on their respective average net assets for the period. For the year ended May 31, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the year ended May 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book- and tax-basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $127,000, decrease accumulated undistributed net investment income by $13,000, and decrease accumulated net realized gain on investments by $114,000. This includes the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2004, and 2003, was as follows:

                                                     2004               2003
                                                  -----------------------------
         Ordinary income*                         $  661,000         $  891,000
         Tax-exempt income                         3,760,000          4,407,000
         Long-term realized capital gains            221,000            492,000


         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

         For the fiscal year ended May 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $650,000. The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2004, which will be reported in conjunction with the 2004 Form 1099-DIV.

         As of May 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed tax-exempt income                             $   676,000
         Undistributed ordinary income                                   116,000
         Accumulated long-term capital gains                           4,884,000
         Unrealized appreciation                                      22,532,000

         The difference between book-basis and tax-basis appreciation of investments is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2004, were $80,371,000 and $87,747,000, respectively.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

         The cost of securities at May 31, 2004, for federal income tax purposes, was $166,072,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2004, for federal income tax purposes, were $25,926,000 and $3,394,000, respectively, resulting in net unrealized appreciation of $22,532,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the year ended May 31, 2004.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies, directly manages a portion of the Fund's portfolio, and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

                 Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------
+/- 0.20% to 0.50%                     +/- 0.04%
+/- 0.51% to 1.00%                     +/- 0.05%
+/- 1.01% and greater                  +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended May 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $832,000, which is net of a performance adjustment of $(115,000) that decreased the base management fee of 0.50% by 0.06%.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with RCM Capital Management LLC (RCM), under which RCM directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays RCM a subadvisory fee. Effective July 1, 2004, Loomis, Sayles & Company, L.P. replaced RCM as the subadviser of the Fund's blue chip stocks investment category.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $284,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $208,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $1,000 at May 31, 2004.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended May 31, 2004, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                   NET REALIZED
                                                      COST TO          GAIN
         SELLER                 PURCHASER            PURCHASER       TO SELLER
         -----------------------------------------------------------------------
         USAA Growth and Tax
           Strategy Fund        USAA Long-Term Fund  $1,073,000       $29,000
         USAA New York Bond
           Fund                 USAA Growth and Tax
                                  Strategy Fund         999,000        17,000

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2004

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED MAY 31,
                                                 ------------------------------------------------------------------------
                                                     2004            2003            2002            2001            2000
                                                 ------------------------------------------------------------------------
Net asset value at beginning of period           $  13.99        $  14.23        $  15.87        $  17.28        $  16.66
                                                 ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .35             .35             .41             .49             .48
   Net realized and unrealized gain (loss)            .62            (.17)          (1.60)          (1.42)            .61
                                                 ------------------------------------------------------------------------
Total from investment operations                      .97             .18           (1.19)           (.93)           1.09
                                                 ------------------------------------------------------------------------
Less distributions:
   From net investment income                        (.34)           (.37)           (.45)           (.48)           (.47)
   From realized capital gains                       (.01)           (.05)              -               -               -
                                                 ------------------------------------------------------------------------
Total distributions                                  (.35)           (.42)           (.45)           (.48)           (.47)
                                                 ------------------------------------------------------------------------
Net asset value at end of period                 $  14.61        $  13.99        $  14.23        $  15.87        $  17.28
                                                 ========================================================================

Total return (%)*                                    6.96            1.46           (7.59)          (5.47)           6.62
Net assets at end of period (000)                $186,759        $186,929        $205,108        $238,813        $263,592
Ratio of expenses to average net assets (%)**         .80(a)          .91(a)          .83(a)          .70(a)          .71
Ratio of net investment income to average
   net assets (%)**                                  2.41            2.67            2.75            2.91            2.80
Portfolio turnover (%)                              43.22           52.38           31.81           35.69           66.43

  *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 **  For the year ended May 31, 2004, average net assets were $189,366,000.
(a)  Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                     (.01%)             -            (.02%)          (.01%)           N/A

D I R E C T O R S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of May 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

                * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                  DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                ROBERT G. DAVIS (2)
                Director and Chairman of the Board of Directors
                Born: November 1946
                Year of Election or Appointment: 1996

                Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services
                (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company
                (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

                CHRISTOPHER W. CLAUS (2,4)
                Director, President, and Vice Chairman of the Board of Directors
                Born: December 1960
                Year of Election or Appointment: 2001

                President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

                BARBARA B. DREEBEN (3,4,5,6)
                Director
                Born: June 1945
                Year of Election or Appointment: 1994

                President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                ROBERT L. MASON, PH.D. (3,4,5,6)
                Director
                Born: July 1946
                Year of Election or Appointment: 1997

                Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                MICHAEL F. REIMHERR (3,4,5,6)
                Director
                Born: August 1945
                Year of Election or Appointment: 2000

                President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                LAURA T. STARKS, PH.D. (3,4,5,6)
                Director
                Born: February 1950
                Year of Election or Appointment: 2000

                Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present).
                Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                RICHARD A. ZUCKER (2,3,4,5,6)
                Director
                Born: July 1943
                Year of Election or Appointment: 1992

                Vice President, Beldon Roofing Company (7/85-present).
                Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                    INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                (2) MEMBER OF EXECUTIVE COMMITTEE

                (3) MEMBER OF AUDIT COMMITTEE

                (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                    USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                CLIFFORD A. GLADSON
                Vice President
                Born: November 1950
                Year of Appointment: 2002

                Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                STUART WESTER
                Vice President
                Born: June 1947
                Year of Appointment: 2002

                Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                MARK S. HOWARD
                Secretary
                Born: October 1963
                Year of Appointment: 2002

                Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

                DAVID M. HOLMES
                Treasurer
                Born: June 1960
                Year of Appointment: 2001

                Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                EILEEN M. SMILEY
                Assistant Secretary
                Born: November 1959
                Year of Appointment: 2003

                Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                ROBERTO GALINDO, JR.
                Assistant Treasurer
                Born: November 1960
                Year of Appointment: 2000

                Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                    INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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

             TRUSTEES    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23403-0704                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 9 funds. The aggregate fees accrued or paid by the Registrant to its independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal years ended May 31, 2003 and 2004 were $140,400 and $154,195, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of its internal controls for fiscal years ending May 31, 2003 and May 31, 2004 were $15,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:


                 Review of         Analysis                       Review of
                 Federal, State    of Passive                     US/UK Tax
                 and City Income   Foreign     Quarterly          Treaty and
                 and tax returns   Investment  Diversification    issues related
                 and excise tax    Company     Review under       to grantor
                 calculations      Status      Subchapter M       trust               TOTAL
---------------------------------------------------------------------------------------------
FYE 5/31/2003        $38,395           -0-          -0-                -0-           $38,395
FYE 5/31/2004        $39,700         $4,583       $5,400             $1,547          $51,230
---------------------------------------------------------------------------------------------
TOTAL                $78,095         $4,583       $5,400             $1,547          $89,625
---------------------------------------------------------------------------------------------

All tax services were preapproved by the Audit Committee of the Registrant.

(d) ALL OTHER FEES. The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company (dba USAA Shareholder Account Services) (SAS) paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for the fiscal year ended May 31, 2003. The services are detailed in the table below:


--------------------------------------------------------------------------------
                   DESCRIPTION OF OTHER SERVICES - 5/31/2003
--------------------------------------------------------------------------------
DESCRIPTION OF SERVICE              AMOUNT PAID                PARTY PAYING
--------------------------------------------------------------------------------
Review of Corporate                  $ 7,960                      IMCO
Governance Procedures

Review of Anti-Money                 $ 2,500                      IMCO
Laundering Procedures

As of Review                         $ 4,000                      SAS

Reporting and Oversight Review       $ 6,576                      IMCO
--------------------------------------------------------------------------------
TOTAL                                $21,036
--------------------------------------------------------------------------------

These services provided in the fiscal year ending May 31, 2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) directly related to fund operations will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending May 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, SAS, for the fiscal years ending May 31, 2003 and May 31, 2004 were $114,431 and $88,730, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 22, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 26, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 26, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.